Commitments (Details 4)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 m² decimal	Dec. 31, 2014 m² decimal	Jul. 31, 2015 m²
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land (Approximately 245 acres)			1,000,000
Omagine Project [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Project planned in area of land (Approximately 245 acres)	1,000,000	1,000,000
Number of residences for project | decimal	2,100	2,100